Longleaf Partners Fund
Portfolio of Investments
March 31, 2023
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation	350,916	$ 80,180,797	6.0%
Building Products
Fortune Brands Innovations, Inc.	673,768	39,570,395	3.0
Capital Markets
Affiliated Managers Group, Inc.	492,252	70,106,530	5.3
Diversified Telecommunication Services
Lumen Technologies, Inc.	12,068,687	31,982,020	2.4
Entertainment
Live Nation Entertainment, Inc.*	248,600	17,402,000	1.3
Warner Bros., Discovery, Inc.*	5,199,046	78,505,594	5.9
Warner Music Group Corp.	1,211,591	40,430,792	3.0
		136,338,386	10.2
Financial Services
Fidelity National Information Services, Inc.	731,076	39,719,359	3.0
Fiserv, Inc.*	464,217	52,470,448	3.9
		92,189,807	6.9
Food Products
Kellogg Company	685,278	45,886,215	3.4
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A*	593,862	66,387,833	5.0
MGM Resorts International	1,906,779	84,699,123	6.3
		151,086,956	11.3
Industrial Conglomerates
General Electric Company	665,886	63,658,702	4.8
Insurance
Fairfax Financial Holdings Limited (Canada)	104,251	69,333,279	5.2
Interactive Media & Services
Alphabet Inc. - Class C*	435,640	45,306,560	3.4
IAC, Inc.*	1,358,794	70,113,770	5.2
		115,420,330	8.6
Leisure Products
Hasbro, Inc.	375,900	20,182,071	1.5
Mattel, Inc.*	4,173,867	76,840,891	5.8
		97,022,962	7.3
Machinery
CNH Industrial N.V. (Italian Exhange) (Netherlands)	2,430,335	37,186,980	2.8
CNH Industrial N.V. (U.S. Exchange) (Netherlands)	806,177	12,310,323	0.9
		49,497,303	3.7
Media
Liberty Broadband Corporation - Series C*	773,919	63,229,182	4.7
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	4,874,195	78,084,604	5.8
0

continued
	Shares	Value	% of Net Assets
Textiles, Apparel & Luxury Goods
PVH Corp.	914,449	$ 81,532,273	6.1%
Total Common Stocks (Cost $1,258,335,053)		1,265,119,741	94.7
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.04%, dated 03/31/23, due 04/03/23, Repurchase price $73,806,840 (Collateral: $75,257,686 U.S. Treasury Bond, 2.38% due 05/15/29, Par $80,270,100) (Cost $73,782,000)	73,782,000	73,782,000	5.5
Total Investments (Cost $1,332,117,053)		1,338,901,741	100.2
Other Assets (Liabilities), Net		(2,644,268)	(0.2)
Net Assets		$1,336,257,473	100.0%

*	Non-income producing security.
Note: Companies headquartered outside the U.S. represent 8.9% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund
Portfolio of Investments
March 31, 2023
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Beverages
The Boston Beer Company, Inc. Class - A*	108,471	$ 35,654,418	3.1%
Building Products
Masonite International Corporation*	403,854	36,657,828	3.2
Capital Markets
Lazard Ltd - Class A(a)	1,408,893	46,648,447	4.0
Chemicals
LANXESS AG (Germany)	1,623,333	66,788,808	5.8
Diversified Consumer Services
Graham Holdings Company - Class B	91,627	54,595,032	4.7
Diversified REITs
Empire State Realty Trust, Inc.(b)	8,264,248	53,634,970	4.6
Diversified Telecommunication Services
Lumen Technologies, Inc.	11,166,098	29,590,160	2.6
Entertainment
Liberty Braves Group - Series C*	2,124,515	71,574,910	6.2
Madison Square Garden Sports Corp. - Class A	168,830	32,896,526	2.9
		104,471,436	9.1
Food Products
Gruma, S.A.B. DE C.V. (Mexico)	4,922,858	72,927,688	6.3
Westrock Coffee Company - Class B*(b)(c)	181,231	2,218,268	0.2
Westrock Coffee Company - Class A*(b)	5,581,943	68,322,982	5.9
		143,468,938	12.4
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A*	504,274	56,372,790	4.9
Insurance
Oscar Health, Inc. - Class A*(b)	10,922,141	71,430,802	6.2
White Mountains Insurance Group, Ltd.	50,340	69,342,847	6.0
		140,773,649	12.2
Interactive Media & Services
Vimeo, Inc.*	6,240,746	23,902,057	2.1
Leisure Products
Mattel, Inc.*	3,859,728	71,057,592	6.2
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	4,535,652	72,661,145	6.3
Real Estate Management & Development
Anywhere Real Estate Inc.*(b)	6,708,655	35,421,698	3.1
Total Common Stocks (Cost $988,369,291)		971,698,968	84.3
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(b)(d)(e) (Cost $95,452,160)	932,150	72,428,055	6.3

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.04%, dated 03/31/23, due 04/03/23, Repurchase price $105,531,517 (Collateral: $107,606,007 U.S. Treasury Bond, 2.88% due 04/30/29, Par $112,556,700) (Cost $105,496,000)	105,496,000	$ 105,496,000	9.2%
Total Investments (Cost $1,189,317,451)		1,149,623,023	99.8
Other Assets (Liabilities), Net		2,388,746	0.2
Net Assets		$1,152,011,769	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	Affiliated issuer during the period. See Note 3.
(c)	These shares were acquired on August 29, 2022, with a total cost at December 31, 2022 of $725. These shares are considered restricted securities under the Securities Act of 1933, and are restricted from resale until the earlier of (i) one year after the acquisition date (ii) the earlier to occur of (A) the first date on which the last reported sale price of the Westrock Coffee Company (“Westrock”) – Class A stock equals or exceeds $12.00 per share of stock (as adjusted for stock sub-divisions, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the acquisition date and (B) the date on which Westrock consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of Westrock’s stockholders having the right to exchange their Westrock common stock for cash, securities or other property. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees (See Note 2).
(d)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(e)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at March 31, 2023 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the "33 Act"). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees (See Note 2).
Note: Companies headquartered outside the U.S. represent 12.1% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
March 31, 2023
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Beverages
Becle, S.A.B. de C.V. (Mexico)	7,378,752	$ 19,200,315	2.6%
Broadline Retail
Alibaba Group Holding Limited* (China)	2,878,600	36,458,897	4.8
Prosus N.V. (Netherlands)	419,299	32,832,816	4.4
		69,291,713	9.2
Capital Markets
Lazard Ltd - Class A(a) (United States)	725,116	24,008,591	3.2
Chemicals
Kansai Paint Co., LTD. (Japan)	1,402,400	19,006,171	2.5
LANXESS AG (Germany)	757,573	31,168,835	4.2
		50,175,006	6.7
Entertainment
Juventus Football Club S.p.A.* (Italy)	60,638,271	21,819,768	2.9
Financial Services
EXOR N.V. (Netherlands)	547,364	45,135,400	6.0
Housing Development Finance Corporation Ltd. (India)	587,667	18,845,346	2.5
		63,980,746	8.5
Food Products
Glanbia plc (Ireland)	2,967,092	42,989,959	5.7
Gruma, S.A.B. DE C.V. (Mexico)	2,621,603	38,836,677	5.2
Premier Foods plc (United Kingdom)	22,538,242	33,919,874	4.5
WH Group Limited (Hong Kong)	46,665,022	27,819,211	3.7
		143,565,721	19.1
Hotels, Restaurants & Leisure
Accor S.A.* (France)	1,230,878	40,017,171	5.3
Domino's Pizza Group PLC (United Kingdom)	8,503,380	30,063,680	4.0
Jollibee Foods Corporation (Philippines)	6,818,370	28,108,176	3.8
Melco International Development Limited* (Hong Kong)	23,653,700	27,592,823	3.7
		125,781,850	16.8
Household Durables
Gree Electric Appliances, Inc. of Zhuhai (China)	3,250,046	17,348,964	2.3
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	3,590,500	22,213,158	3.0
Insurance
Fairfax Financial Holdings Limited (Canada)	44,228	29,414,320	3.9
Life Sciences Tools & Services
Eurofins Scientific (France)	209,543	14,030,940	1.9
Professional Services
Applus Services, S.A. (Spain)	5,090,281	39,717,118	5.3
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	218,119	34,976,726	4.7
Kering (France)	40,484	26,412,903	3.5
		61,389,629	8.2
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	1,652,169	31,350,312	4.2
Total Common Stocks (Cost $629,176,615)		733,288,151	97.8

continued
	Shares	Value	% of Net Assets
Warrants
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA Warrants, exercise price $73.22, 11/22/23* (Switzerland) (Cost $0)	1,311,288	$ 1,648,157	0.2%
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.04%, dated 03/31/23, due 04/03/23, Repurchase price $13,980,705 (Collateral: $14,255,593 U.S. Treasury Bonds, 2.375% - 2.875% due 4/30/29 to 5/15/29, Par $15,064,200) (Cost $13,976,000)	13,976,000	13,976,000	1.9
Total Investments (Cost $643,152,615)		748,912,308	99.9
Other Assets (Liabilities), Net		462,155	0.1
Net Assets		$749,374,463	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership

Country Weightings
Net Assets
France	10.7%
Netherlands	10.4
Hong Kong	10.4
United Kingdom	8.5
Mexico	7.8
China	7.1
Ireland	5.7
Spain	5.3
Switzerland	4.9
Sweden	4.2
Germany	4.2
Canada	3.9
Philippines	3.8
United States	3.2
Italy	2.9
Japan	2.5
India	2.5
Cash & Other	2.0
100.0%
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
March 31, 2023
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation (United States)	59,686	$ 13,637,654	5.4%
Broadline Retail
Prosus N.V. (Netherlands)	186,337	14,590,945	5.8
Capital Markets
Affiliated Managers Group, Inc. (United States)	89,245	12,710,273	5.0
Chemicals
Kansai Paint Co., LTD. (Japan)	56,600	767,077	0.3
Diversified Telecommunication Services
Lumen Technologies, Inc. (United States)	1,777,650	4,710,773	1.9
Entertainment
Live Nation Entertainment, Inc.* (United States)	400	28,000	0.0
Warner Bros., Discovery, Inc.* (United States)	962,093	14,527,604	5.7
Warner Music Group Corp. (United States)	210,320	7,018,379	2.8
		21,573,983	8.5
Financial Services
EXOR N.V. (Netherlands)	189,225	15,603,412	6.2
Fidelity National Information Services, Inc. (United States)	57,588	3,128,756	1.2
Fiserv, Inc.* (United States)	55,123	6,230,553	2.5
		24,962,721	9.9
Food Products
Glanbia plc (Ireland)	738,798	10,704,385	4.2
Kellogg Company (United States)	128,517	8,605,498	3.4
		19,309,883	7.6
Hotels, Restaurants & Leisure
Accor S.A.* (France)	179,680	5,841,590	2.3
Hyatt Hotels Corporation - Class A* (United States)	73,265	8,190,294	3.2
Melco International Development Limited* (Hong Kong)	5,073,388	5,918,275	2.3
MGM Resorts International (United States)	293,606	13,041,979	5.2
		32,992,138	13.0
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	854,529	5,286,670	2.1
General Electric Company (United States)	113,205	10,822,398	4.3
		16,109,068	6.4
Insurance
Fairfax Financial Holdings Limited (Canada)	13,149	8,744,888	3.5
Interactive Media & Services
Alphabet Inc. - Class C* (United States)	81,679	8,494,616	3.4
IAC, Inc.* (United States)	246,012	12,694,219	5.0
		21,188,835	8.4
Leisure Products
Hasbro, Inc. (United States)	50,600	2,716,714	1.1
Mattel, Inc.* (United States)	596,201	10,976,060	4.3
		13,692,774	5.4
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	905,737	14,509,907	5.7
Textiles, Apparel & Luxury Goods
PVH Corp. (United States)	74,412	6,634,574	2.6

continued
	Shares	Value	% of Net Assets
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	726,580	$ 13,787,034	5.4%
Total Common Stocks (Cost $227,239,029)		239,922,527	94.8
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.04%, dated 03/31/23, due 04/03/23, Repurchase price $11,861,992 (Collateral: $12,095,228 U.S. Treasury Bond, 2.88% due 04/30/29, Par $12,651,700) (Cost $11,858,000)	11,858,000	11,858,000	4.7
Total Investments (Cost $239,097,029)		251,780,527	99.5
Other Assets (Liabilities), Net		1,232,829	0.5
Net Assets		$253,013,356	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
United States	62.7%
Netherlands	12.0
Sweden	5.4
Hong Kong	4.4
Ireland	4.2
Canada	3.5
France	2.3
Japan	0.3
Cash & Other	5.2
100.0%
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1.    Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2.    Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined by Southeastern Asset Management, Inc. (“Southeastern”) in accordance with procedures adopted by and under the general supervision of the Funds' Board of Trustees. In determining fair value, Southeastern considers relevant qualitative and quantitative information including news regarding significant market or security specific events. Southeastern may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S.Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by Southeastern in accordance with procedures adopted by and under the general supervision of the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of March 31, 2023 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$264,727,223	$180,050,026	$140,470,276	$48,858,186
Gross unrealized depreciation	(282,279,356)	(251,692,872)	(40,052,768)	(37,968,879)
Net unrealized appreciation (depreciation)	$(17,552,133)	$(71,642,846)	$100,417,508	$10,889,307
Cost for federal income tax purposes	$1,356,453,874	$1,221,265,869	$648,494,800	$240,891,220
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

3.    Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended March 31, 2023 were as follows:
	Shares at 3/31/23	Value at 12/31/22	Purchases	Sales	Dividends	Net Realized Gain (Loss) 1/1/23 to 3/31/23	Net Unrealized Appreciation (Depreciation) 1/1/23 to 3/31/23	Value at 3/31/23
Small-Cap
Common Stocks
Anywhere Real Estate Inc.* (Real Estate Imanagement & Development)	6,708,655	$41,579,998	$1,000,229	$ -	$ -	$ -	$(7,158,529)	$35,421,698
Empire State Realty Trust, Inc. (Real Estate Investment Trusts)	8,264,248	55,701,031	-	-	289,249	-	(2,066,061)	53,634,970
Oscar Health, Inc. - Class A* (Insurance)	10,922,141	35,838,417	-	22,357,998	-	(8,125,149)	66,075,532	71,430,802
Westrock Coffee Company - Class A* (Food Products)	5,581,943	90,796,684	-	16,099,797	-	3,957,637	(10,331,542)	68,322,982
Westrock Coffee Company - Class B*(a) (Food Products)	181,231	2,421,246	-	-	-	-	(202,978)	2,218,268
Preferred Stock
Eastman Kodak Company Convertible Preferred Stock - Series B 4.0%(a)(b) (Technology Hardware, Storage & Peripherals)	932,150	66,369,080	-	-	932,150	-	6,058,975	72,428,055
		$292,706,456	$1,000,229	$38,457,795	$1,221,399	$(4,167,512)	$52,375,397	$303,456,775
*	Non-income producing security.
(a)	Restricted security, see Portfolio of Investments for additional disclosures.
(b)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
4.    Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.
A summary of the inputs used in valuing the Funds’ investments at March 31, 2023 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks - North America	$1,215,622,438	$—	$—	$1,215,622,438
Common Stocks - Other	12,310,323	37,186,980	—	49,497,303

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Short-Term Obligations	—	73,782,000	—	73,782,000
	$1,227,932,761	$110,968,980	$—	$1,338,901,741

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks - North America	$904,910,160	$—	$—	$904,910,160
Common Stocks - Other	—	66,788,808	—	66,788,808
Preferred Stock	—	—	72,428,055	72,428,055
Short-Term Obligations	—	105,496,000	—	105,496,000
	$ 940,910,160	$ 172,284,808	$72,428,055	$ 1,149,623,023

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks - North America	$111,459,903	$—	$—	$111,459,903
Common Stocks - Other	106,973,513	514,854,735	—	621,828,248
Warrants	1,648,157	—	—	1,648,157
Short-Term Obligations	—	13,976,000	—	13,976,000
	$220,081,573	$528,830,735	$—	$748,912,308

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks - North America	$167,423,139	$—	$—	$167,423,139
Common Stocks - Other	10,704,385	61,795,003	—	72,499,388
Short-Term Obligations	—	11,858,000	—	11,858,000
	$ 178,127,524	$ 73,653,003	$—	$251,780,527
The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing the income approach, which includes an analysis of various factors and subjective assumptions, including the current common stock price, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because a variety of factors and inputs, both observable and unobservable, are considered in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.
Fund	Investments in Securities	Fair Value (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$72,428	Binomial Lattice Pricing	Straight Debt Yield	18.75%	Decrease
				Expected Volatility	60%	Increase
*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2023:
Small-Cap Fund
Fair value at December 31, 2022	$66,369,080
Change in unrealized appreciation	6,058,975
Fair value at March 31, 2023	$72,428,055